UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21109

                     OFI Tremont Market Neutral Hedge Fund
                     -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           ---------------

                       Date of fiscal year end: March 31
                                                --------

Date of reporting period: June 30, 2005 -------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OFI TREMONT MARKET NEUTRAL HEDGE FUND
STATEMENT OF INVESTMENTS    JUNE 30, 2005     (Unaudited)

                                                 % OF                                     % OF
                                              INVESTMENT                    FAIR           NET                        ACQUISITION
                                               FUND HELD     COST           VALUE         ASSETS    LIQUIDITY 1         DATE 2
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
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CONVERTIBLE ARBITRAGE
Akanthos Arbitrage Fund Ltd.                         0.5%  $1,800,000     $ 1,608,001       2.3%    Quarterly             02/05

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EQUITY MARKET NEUTRAL
Barclays Global Investors The 32 Capital
  Fund Ltd.                                          0.7    5,015,001       6,043,074       8.8     Monthly            01/03-04/04
Temujin International Fund Ltd.                      3.4    2,500,000       2,527,101       3.7     Semi-Annually         04/05
AQR Global Stock Selection Offshore Fund Ltd.        0.4    1,900,001       2,371,981       3.5     Quarterly          01/03-04/04
                                                          --------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                 9,415,002      10,942,156      16.0

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EVENT DRIVEN
Bear Stearns High-Grade Structured Credit
  Strategies, L.P.                                   1.3    5,000,000       5,336,032       7.8     Annually              11/04
Courage Special Situations Offshore Fund Ltd.        1.9    2,800,000       2,891,522       4.2     Quarterly          05/05-06/05
Perry Partners, L.P.                                 0.1    3,800,000       3,879,115       5.7     Semi-Annually     02/05 - 04/05
GoldenTree Credit Opportunities, L.P.                2.7    2,684,740       2,883,680       4.2     Semi-Annually         12/04
Avenue Investments, L.P.                             0.7    2,200,001       2,704,162       3.9     Annually           01/03-04/04
                                                          --------------------------------------
TOTAL EVENT DRIVEN                                         16,484,741      17,694,511      25.8

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FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                                 1.6    4,450,000       4,920,235       7.2     Quarterly          10/03-05/04
Julius Baer Diversified Fixed Income
  Hedge Fund (USD)                                   2.3    2,000,000       2,103,015       3.1     Quarterly             11/04
                                                          --------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                6,450,000       7,023,250      10.3

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GLOBAL MACRO
Vega Feeder Fund Ltd (Structured USD
  2X Class)                                          0.3    2,000,000       1,757,416       2.6     Monthly               01/05

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LONG/SHORT EQUITY
Hunter Global Investors Fund I, L.P.                 1.2    3,500,000       4,323,067       6.3     Quarterly          01/04-04/04
Cantillon US Low Volatility Ltd.                     0.4    3,600,000       4,030,874       5.9     Monthly               04/04
Whitney NewJapan Partners, L.P.                      3.4    3,000,000       4,198,637       6.1     Quarterly          08/03-07/04
                                                          --------------------------------------
TOTAL LONG/SHORT EQUITY                                    10,100,000      12,552,578      18.3

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                    0.9    2,000,000       2,073,869       3.0     Monthly               11/04
Graham Global Investment Fund II Ltd.
  (K4 Portfolio)                                     0.1    2,000,000       1,803,059       2.6     Monthly               11/04
                                                          --------------------------------------
TOTAL MANAGED FUTURES                                       4,000,000       3,876,928       5.6

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MULTI STRATEGY
Stark Investments, L.P.                              0.3    5,100,000       5,588,919       8.2     Annually           01/04-04/04
Clinton Multistrategy Fund Ltd.                      0.2    2,500,000       2,496,000       3.6     Quarterly             06/05
Canyon Value Realization Fund, L.P.                  0.2    2,750,001       3,532,330       5.2     Annually           01/03-04/04
                                                          --------------------------------------
TOTAL MULTI STRATEGY                                       10,350,001      11,617,249      17.0

Total Investments in Investment Funds                      60,599,744      67,072,089      97.9

-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                    4,348,143       4,348,143       6.3

                                              -------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN INVESTMENT FUNDS
                                                          ------------
AND SHORT-TERM INVESTMENT                                 $64,947,887      71,420,232     104.2
                                                          ============
LIABILITIES IN EXCESS OF OTHER ASSETS                                      (2,876,282)     (4.2)
                                                                         -----------------------
NET ASSETS                                                               $ 68,543,950     100.0%
                                                                         =======================

Detailed information about the Investment Funds'portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

Notes to Quarterly Statement of Investments

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At June 30, 2005, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 3.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At June 30, 2005, the Fund had approximately 5.8% of capital invested in Investment Funds with lock-up provisions extending one year from June 30, 2005.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OFI Tremont Market Neutral Hedge Fund

By:   /s/John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date: August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/John V. Murphy
         ---------------------------
         John V. Murphy
         Principal Executive Officer

Date:    August 10, 2005

By:   /s/Brian W. Wixted
         ---------------------------
         Brian W. Wixted
         Principal Financial Officer

Date:    August 10, 2005


Date:    August 10, 2005